Note 16 - Tangible assets	6 Months Ended
Jun. 30, 2019
Tangible assets Abstract
Tangible Assets Explanatory

16. Tangible assets

The breakdown and movement of the balance and changes of this heading in the accompanying consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible Assets. Breakdown by Type of Asset. (Millions of Euros)
	June 2019	December 2018
Property plant and equipment	10.084	7.066
For own use	9.808	6.756
Land and buildings	6.086	5.939
Work in progress	67	70
Furniture, fixtures and vehicles	6.240	6.314
Right to use assets	3.454
Accumulated depreciation	(5.693)	(5.350)
Impairment	(346)	(217)
Leased out under an operating lease	276	310
Assets leased out under an operating lease	353	386
Accumulated depreciation	(77)	(76)
Investment property	218	163
Building rental	202	195
Other	4	5
Right to use assets	53
Accumulated depreciation	(13)	(11)
Impairment	(27)	(27)
Total	10.302	7.229

The change is mainly due to the implementation of IFRS 16 on January 1, 2019 (see Note 2.1).

The right to use asset consists mainly of the rental of commercial real estate premises for central services and the network branches located in the countries where the Group operates. The clauses included in rental contracts correspond to a large extent to rental contracts under normal market conditions in the country where the property is rented. From January 1 to June 30, 2019, there have been no significant changes in the right to use assets for leases.